Provisions - Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Current portion of provisions	$ 5.1	$ 14.5
Non-current provisions	308.3	285.1
Total provisions	313.4	299.6
Asset retirement obligations
Disclosure of other provisions [line items]
Asset retirement obligations	287.6	279.6	$ 347.4
Current portion of provisions	5.1	14.5
Non-current provisions	282.5	265.1
Other
Disclosure of other provisions [line items]
Other	$ 25.8	$ 20.0